CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	$ 118,942	¥ 770,476	¥ 280,386	¥ 121,437
Cash flows from investing activities:
Cash paid for long term investment	(356)	(2,302)	(13,260)	(18,554)
Cash received from sale of available-for-sale investments				57,260
Net cash used in investing activities	(66,744)	(432,349)	(421,718)	(112,872)
Cash flows from financing activities:
Consideration paid to selling shareholders			(183,858)
Proceeds received on behalf of selling shareholders			183,858
Proceeds from issuance of ordinary shares			158,044
Proceeds from employee share options exercised	2,623	16,993	13,975	15,683
Cash guaranteed as restricted cash	10,527	68,191	(8,191)	(60,000)
Payment for repurchase of ordinary shares	(14,494)	(93,891)
Net cash provided by (used in) financing activities	(16,487)	(106,797)	177,619	15,683
Net increase in cash and cash equivalents	35,711	231,330	36,287	24,248
Cash and cash equivalents at beginning of the year		375,879
Effect of foreign exchange rate changes on cash	1,391	9,009	1,500	(3,293)
Cash and cash equivalents at end of the year (Note 4)	93,673	606,796	375,879
Parent
Condensed statements of cash flows
Net cash used in operating activities	(698)	(4,528)	(1,120)	(40,370)
Cash flows from investing activities:
Cash given to subsidiaries and consolidated VIEs			(283,068)	(12,240)
Cash paid for long term investment	(201)	(1,302)	(2,692)	(4,815)
Cash received from sale of available-for-sale investments				57,260
Net cash used in investing activities	(201)	(1,302)	(285,760)	40,205
Cash flows from financing activities:
Consideration paid to selling shareholders			(183,858)
Proceeds received on behalf of selling shareholders			183,858
Proceeds from issuance of ordinary shares			158,044
Proceeds from employee share options exercised	2,623	16,993	13,975	15,683
Cash guaranteed as restricted cash			60,000	(60,000)
Cash received from an off-shore subsidiary	6,630	42,946
Payment for repurchase of ordinary shares	(14,494)	(93,891)
Net cash provided by (used in) financing activities	(5,241)	(33,952)	232,019	(44,317)
Net increase in cash and cash equivalents	(6,140)	(39,782)	(54,861)	(44,482)
Cash and cash equivalents at beginning of the year	11,332	73,408	117,626	164,024
Effect of foreign exchange rate changes on cash	1,965	12,737	10,643	(1,916)
Cash and cash equivalents at end of the year (Note 4)	$ 7,157	¥ 46,363	¥ 73,408	¥ 117,626